SUMMARY OF ACCOUNTING POLICIES (Detail Textuals 2) (Director, Nonqualified Directors Deferred Compensation Plan, USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Director | Nonqualified Directors Deferred Compensation Plan
Deferred Compensation Arrangement with Individual, Postretirement Benefits [Line Items]
Compensation expense	$ 17,000	$ 18,000	$ 28,000